1. Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Earnings Available to Common Shareholders
Basic earnings per common share									$ 11,357	$ 14,067	$ 13,382
Effect of dilutive securities: Restricted stock units									0	0	0
Diluted earnings per common share									$ 11,357	$ 14,067	$ 13,382
Common Shares
Basic earnings per common share (in shares)									5,808,121	5,941,873	5,995,256
Effect of dilutive securities: Restricted stock units (in shares)									14,203	25,438	20,240
Diluted earnings per common share (in shares)									5,822,324	5,967,311	6,015,496
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.33	$ 0.78	$ 0.44	$ 0.4	$ 0.5	$ 0.62	$ 0.64	$ 0.61	$ 1.95	$ 2.37	$ 2.23
Diluted earnings per common share (in dollars per share)	$ 0.33	$ 0.78	$ 0.44	$ 0.4	$ 0.5	$ 0.61	$ 0.64	$ 0.61	$ 1.95	$ 2.36	$ 2.22